Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Deposits	$ 1,186	$ 4,895	$ 17,011
Securities	9,939	3,531	3,209
Loans	129,758	172,547	253,462
Total interest income	140,883	180,973	273,682
Interest expense:
Deposits	(12,846)	(25,800)	(67,435)
Borrowings and debt	(41,255)	(62,723)	(96,732)
Total interest expense	(54,101)	(88,523)	(164,167)
Net interest income	86,782	92,450	109,515
Other income (expense):
Fees and commissions, net	18,298	10,418	15,647
Loss on financial instruments, net	(1,296)	(4,794)	(1,379)
Other income, net	422	1,083	2,874
Total other income, net	17,424	6,707	17,142
Total revenues	104,206	99,157	126,657
(Provision for) reversal of credit losses	(2,328)	1,464	(430)
Gain on non-financial assets, net	742	296	500
Operating expenses:
Salaries and other employee expenses	(21,652)	(21,462)	(24,179)
Depreciation of investment property, equipment and improvements	(2,749)	(3,587)	(2,854)
Amortization of intangible assets	(742)	(753)	(702)
Other expenses	(14,780)	(11,522)	(12,939)
Total operating expenses	(39,923)	(37,324)	(40,674)
Segment profit (loss)	$ 62,697	$ 63,593	$ 86,053
Per share data:
Basic earnings per share (in US dollars)	$ 1.62	$ 1.60	$ 2.17
Diluted earnings per share (in US dollars)	$ 1.62	$ 1.60	$ 2.17
Weighted average basic shares (in thousands of shares)	38,796	39,656	39,575
Weighted average diluted shares (in thousands of shares)	38,796	39,656	39,575